JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS - 89.5%(a)
Alabama - 1.0%
Alabama Public School and College Authority
Series 2016-A, Rev., 4.00%, 6/1/2031	35	41
Black Belt Energy Gas District
Series 2021A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/1/2031(b)	3,000	3,778
Southeast Energy Authority A Cooperative District
Series 2021B, Rev., 4.00%, 12/1/2031(b)	1,055	1,327

Total Alabama		5,146

Alaska - 1.4%
Borough of Matanuska-Susitna, Goose Creek Correctional Center Project
Series 2016, Rev., 5.00%, 9/1/2024	15	17
Rev., 5.25%, 9/1/2029	3,490	4,063
City and Borough of Juneau
GO, 4.00%, 6/1/2029	800	985
GO, 4.00%, 6/1/2030	380	476
GO, 4.00%, 6/1/2031	250	317
GO, 4.00%, 6/1/2032	855	1,079

Total Alaska		6,937

Arizona - 2.5%
City of Phoenix Civic Improvement Corp., Junior Lien
Series 2021A, Rev., 5.00%, 7/1/2035	2,000	2,736
City of San Luis
Series A, Rev., AGM, 5.00%, 7/1/2025	50	59
County of Pima
Rev., 3.00%, 7/1/2023	5	5
Maricopa County Industrial Development Authority, Banner Health Obligation Group
Rev., 5.00%, 1/1/2028	5,345	6,805
Maricopa County Industrial Development Authority, Honorhealth
Series 2021A, Rev., 5.00%, 9/1/2036	750	1,005
Series 2021A, Rev., 4.00%, 9/1/2037	695	849
Pima County Regional Transportation Authority
Series 2014, Rev., 5.00%, 6/1/2025	20	22
Pima County Unified School District No. 16 Catalina Foothills, School Improvement Projects
Series 2018-B, GO, 5.00%, 7/1/2028	10	12
Pinal County Electric District No. 3
Rev., 5.00%, 7/1/2029	200	260
Rev., 5.00%, 7/1/2031	400	539
Salt River Project Agricultural Improvement and Power District, Electric System
Series A, Rev., 5.00%, 1/1/2028	185	237
Town of Queen Creek, Excise Tax
Series 2016, Rev., 4.00%, 8/1/2026	25	29
Rev., 5.00%, 8/1/2029	10	12

Total Arizona		12,570

Arkansas - 0.0%(c)
City of Springdale Public Facilities Board Hospital, Arkansas Children’s Northwest Project
Series 2016, Rev., 5.00%, 3/1/2030	10	12

California - 14.1%
Briggs Elementary School District, Election of 2014
Series B, GO, 4.00%, 8/1/2030	5	6
California Health Facilities Financing Authority, Kaiser Permanente
Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	1,000	1,180
California Infrastructure and Economic Development Bank, Bay Area Toll Bridges, First Lien
Series 2003A, Rev., AGM, 5.00%, 7/1/2022(d)	340	355
California Municipal Finance Authority, Lutheran University
Rev., 5.00%, 10/1/2029	225	285
Rev., 5.00%, 10/1/2030	225	283
Rev., 5.00%, 10/1/2031	225	282
California Public Finance Authority, Enso Village Project
Series 2021B-3, Rev., 2.13%, 11/15/2027(e)	150	152
Series 2021B-2, Rev., 2.38%, 11/15/2028(e)	260	265
Series 2021B-1, Rev., 3.13%, 5/15/2029(e)	100	102
Series 2021A, Rev., 5.00%, 11/15/2036(e)	100	120
Series 2021A, Rev., 5.00%, 11/15/2046(e)	100	117
City of Culver City, Wastewater Facilities
Series A, Rev., 4.00%, 9/1/2035	25	30
City of Los Angeles, Department of Water and Power, Power System
Series A, Rev., 5.00%, 1/1/2023(d)	15	16
Series B, Rev., 5.00%, 7/1/2031	2,100	2,337
Series A, Rev., 5.00%, 7/1/2032	2,550	3,136

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series B, Rev., 5.00%, 7/1/2032	1,925	2,141
Series D, Rev., 5.00%, 7/1/2032	3,300	3,746
Series 2019-C, Rev., 5.00%, 7/1/2034	5	7
Series A, Rev., 5.00%, 7/1/2034	710	871
City of Santa Rosa, Wastewater, Capital Appreciation
Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	4,750	4,717
CSCDA Community Improvement Authority, Essential Housing
Series 2021A-1, Rev., 2.88%, 8/1/2041(e)	200	209
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds
Series 2015A, Rev., 5.00%, 6/1/2034	4,950	5,807
Lompoc Valley Medical Center
GO, 5.00%, 8/1/2024	15	17
Long Beach Bond Finance Authority, Natural Gas
Series 2007A, Rev., 5.25%, 11/15/2021	5,000	5,072
Los Angeles Community College District, Election of 2008
Series G, GO, 4.00%, 8/1/2024(d)	145	162
Los Angeles Department of Water and Power System
Series B, Rev., 5.00%, 7/1/2029	3,580	4,429
Series 2017A, Rev., 5.00%, 7/1/2033	5,000	6,139
Los Angeles Unified School District, Headquarters Building Projects
Series B, COP, 5.00%, 10/1/2031	80	84
Sacramento Municipal Utility District Financing Authority, Cosumnes Project
Rev., 5.00%, 7/1/2028	1,290	1,524
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	395	467
Series A, Rev., 5.00%, 7/1/2026	225	266
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	25	32
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2030	2,000	2,466
South Placer Wastewater Authority
Rev., 5.00%, 11/1/2024	10	12
State of California
GO, 5.00%, 9/1/2027(f)	12,000	15,165
State of California, Various Purpose
GO, 5.00%, 8/1/2030	5,370	6,234
GO, 5.00%, 12/1/2035	3,250	4,374
Turlock Irrigation District, First Priority
Rev., 5.00%, 1/1/2022	10	10
Westminster School District
Series 2016, GO, 5.00%, 8/1/2030	5	6

Total California		72,623

Colorado - 1.1%
City of Aurora
COP, 5.00%, 12/1/2031	15	20
City of Greeley
COP, 4.00%, 12/1/2034	10	12
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project
Rev., 4.00%, 5/1/2024	25	27
Rev., 4.00%, 5/1/2026	30	34
Rev., 4.00%, 5/1/2028	35	40
Rev., 4.00%, 5/1/2030	35	40
Rev., 4.00%, 5/1/2036	85	98
Colorado Higher Education, Lease Purchase Financing Program
COP, 5.00%, 9/1/2029	775	1,026
COP, 5.00%, 9/1/2031	500	689
Denver Health and Hospital Authority, Healthcare
Series 2019-A, Rev., 4.00%, 12/1/2038	1,250	1,468
Series 2019-A, Rev., 4.00%, 12/1/2039	1,000	1,172
El Paso County School District No. 49 Falcon
COP, 5.00%, 12/15/2026	75	92
COP, 5.00%, 12/15/2027	110	139
COP, 5.00%, 12/15/2028	170	219
Reunion Metropolitan District
Series 2021A, Rev., 3.63%, 12/1/2044	500	502

Total Colorado		5,578

Connecticut - 0.4%
Town of South Windsor
Series 2021B, GO, 4.00%, 12/15/2027	1,760	2,139
Town of Southington
Series 2020C, GO, 5.00%, 6/1/2028	5	6
Town of Stafford
GO, 3.00%, 8/1/2026	10	10

Total Connecticut		2,155

District of Columbia - 0.9%
District of Columbia
Series 2017A, GO, 5.00%, 6/1/2029	290	362

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017A, GO, 5.00%, 6/1/2030	400	499
Series 2017A, GO, 5.00%, 6/1/2031	600	747
Series 2017A, GO, 5.00%, 6/1/2032	665	827
District of Columbia, Gallaudet University Project
Series 2021A, Rev., 4.00%, 4/1/2033	160	197
Series 2021A, Rev., 4.00%, 4/1/2034	165	202
Series 2021A, Rev., 4.00%, 4/1/2035	200	244
Series 2021A, Rev., 4.00%, 4/1/2036	200	243
District of Columbia, Income Tax Secured
Series 2020C, Rev., 5.00%, 5/1/2037	1,000	1,319

Total District of Columbia		4,640

Florida - 5.9%
Broward County, Water and Sewer Utility
Series 2015B, Rev., 5.00%, 10/1/2030	5,000	5,949
Florida Atlantic University Finance Corp., Student Housing Project
Series 2019B, Rev., 5.00%, 7/1/2029	250	327
Florida Department of Management Services
Series 2018A, COP, 5.00%, 11/1/2026	145	179
Florida Development Finance Corp., Mayflower Retirement Community
Series 2021B-2, Rev., 1.75%, 6/1/2026(e)	100	100
Series 2021B-1, Rev., 2.38%, 6/1/2027(e)	100	100
Series 2021A, Rev., 4.00%, 6/1/2029(e)	1,375	1,630
Series 2021A, Rev., 4.00%, 6/1/2030(e)	1,435	1,693
Series 2021A, Rev., 4.00%, 6/1/2031(e)	1,395	1,638
Series 2021A, Rev., 4.00%, 6/1/2036(e)	2,105	2,446
Florida Gulf Coast University Financing Corp., Housing Project
Series 2017A, Rev., 5.00%, 8/1/2032	500	613
Series 2020A, Rev., 4.00%, 2/1/2037	200	240
Florida Higher Educational Facilities Financial Authority, Rollins College Project
Rev., 4.00%, 12/1/2037	1,590	1,907
JEA Electric System
Series D, Rev., 5.00%, 4/1/2023(d)	110	119
Series 2017B, Rev., 5.00%, 10/1/2033	4,000	4,975
St. Johns County Industrial Development Authority, Vicar’s Landing Project
Series 2021A, Rev., 4.00%, 12/15/2029	225	260
State of Florida, Transportation Right-of-Way Acquisition and Bridge Construction
Series 2021B, GO, 5.00%, 7/1/2031	5,000	6,907
Volusia County School Board
Series 2021A, 5.00%, 8/1/2031	1,000	1,370

Total Florida		30,453

Georgia - 2.9%
Albany-Dougherty Inner City Authority, Albany State University Projects
Rev., 5.00%, 7/1/2032	2,000	2,602
City of Atlanta, Water and Wastewater
Rev., 5.00%, 5/1/2025(d)	100	118
City of Cartersville
GO, 5.00%, 10/1/2028	3,130	4,073
Clayton County Development Authority, Clayton State University Project
Rev., 5.00%, 7/1/2025	105	124
Rev., 5.00%, 7/1/2026	50	61
Rev., 5.00%, 7/1/2027	100	125
Rev., 5.00%, 7/1/2028	125	159
Henry County, Water & Sewerage Authority
Rev., GTD, 5.00%, 2/1/2029	125	128
Milledgeville and Baldwin County Development Authority, College and State University Projects
Rev., 5.00%, 6/15/2026	450	546
Rev., 5.00%, 6/15/2027	415	518
Rev., 5.00%, 6/15/2030	1,075	1,435
Rev., 5.00%, 6/15/2034	1,600	2,158
Rev., 5.00%, 6/15/2035	1,000	1,346
Oconee County School District
GO, 5.00%, 3/1/2030	360	483
GO, 5.00%, 3/1/2031	175	240
Polk School District, Sales Tax
GO, 5.00%, 3/1/2025	325	380
State of Georgia
Series 2015A, GO, 5.00%, 2/1/2025	130	152

Total Georgia		14,648

Idaho - 0.2%
Idaho Housing and Finance Association
Series 2021A, Rev., 5.00%, 7/15/2035	750	1,008

Illinois - 2.7%
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2022	105	106

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Chicago, Second Lien Waterworks Project
Rev., 5.00%, 11/1/2022	400	424
Rev., 5.00%, 11/1/2029	1,000	1,135
City of Sterling
Series 2020A, GO, AGM, 4.00%, 1/1/2025	65	72
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	2,300	2,975
Du Page & Will Counties Community School District No. 204 Indian Prairie
Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	140	144
Illinois State Toll Highway Authority
Series A, Rev., 5.00%, 12/1/2022	3,000	3,197
Northern Illinois University, Auxiliary Facilities System
Rev., 5.00%, 10/1/2026	250	302
Rev., 5.00%, 10/1/2027	325	401
Rev., 5.00%, 10/1/2028	325	410
Regional Transportation Authority
Series A, Rev., NATL-RE, 6.00%, 7/1/2024	750	869
State of Illinois
Series 2021A, GO, 4.00%, 3/1/2038	1,000	1,200
Series 2021A, GO, 4.00%, 3/1/2039	2,000	2,393

Total Illinois		13,628

Indiana - 1.3%
Fort Wayne Redevelopment Authority, Harrison Square Project
Rev., 5.00%, 2/1/2026	1,110	1,236
Indiana Finance Authority, Rose-Hulman Institute of Technology Project
Rev., 5.00%, 6/1/2029	125	161
Rev., 5.00%, 6/1/2031	100	130
Rev., 4.00%, 6/1/2033	115	138
Indiana Finance Authority, Valparaiso University Project
Rev., 5.00%, 10/1/2022	200	211
Rev., 5.00%, 10/1/2023	215	235
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series 2013D, Rev., 5.00%, 1/1/2026	4,050	4,331
Lake Ridge School Building Corp., First Mortgage
Rev., 4.00%, 7/15/2028	125	137
Lawrence Township School Building Corp.
Rev., 5.00%, 1/15/2030(f)	100	131

Total Indiana		6,710

Iowa - 0.0%(c)
City of Bondurant
Series 2020A, GO, 3.00%, 6/1/2029	100	112
Iowa Finance Authority, State Revolving Fund
Rev., 5.00%, 8/1/2032	20	24

Total Iowa		136

Kentucky - 0.8%
City of Hazard, Appalachian Regional Healthcare, Inc.
Rev., 4.00%, 7/1/2036	805	973
County of Carroll, Kentucky Environmental Facilities
Series 2008A, Rev., AMT, 2.00%, 2/1/2032	1,225	1,283
Series 2006B, Rev., AMT, 2.13%, 10/1/2034	1,000	1,047
Kentucky Bond Development Corp., Centre College
Rev., 4.00%, 6/1/2027	235	277
Rev., 4.00%, 6/1/2028	125	150
Rev., 4.00%, 6/1/2029	160	195
Rev., 4.00%, 6/1/2030	165	203

Total Kentucky		4,128

Louisiana - 0.8%
City of Alexandria, Utilities
Series 2013A, Rev., 5.00%, 5/1/2023(d)	1,250	1,357
Lafayette Public Power Authority
Rev., 5.00%, 11/1/2025	15	18
Louisiana Local Government Environmental Facilities and Community Development Authority, Bossier City Project
Rev., 5.00%, 10/1/2027	25	31
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project
Series 2020A, Rev., 5.00%, 5/15/2035	650	847
Series 2020A, Rev., 5.00%, 5/15/2036	775	1,007
Series 2020A, Rev., 5.00%, 5/15/2037	500	648
St. Tammany Parish Hospital Service District No. 1
Series 2018-A, Rev., 5.00%, 7/1/2032	15	19
State of Louisiana, State Highway Improvement
Series 2013-A, Rev., 5.00%, 6/15/2023	40	44
Terrebonne Parish Recreation District No. 5
GO, 5.00%, 3/1/2027	20	25

Total Louisiana		3,996

Maine - 0.3%
Maine Municipal Bond Bank
Series 2021A, Rev., 5.00%, 11/1/2032	1,235	1,710

Maryland - 1.8%
City of Baltimore, Water Project

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020A, Rev., 4.00%, 7/1/2038	1,000	1,226
County of Baltimore, Public Improvement
GO, 5.00%, 3/1/2036	3,560	4,820
County of Howard
Series 2019-B, GO, 5.00%, 8/15/2027	15	19
County of Montgomery, Consolidated Public Improvements
Series C, GO, 5.00%, 10/1/2027	1,000	1,273
Series A, GO, 4.00%, 12/1/2033	5	6
Maryland Health and Higher Educational Facilities Authority, Stevenson University Issue
Series 2021A, Rev., 5.00%, 6/1/2030	395	518
Series 2021A, Rev., 5.00%, 6/1/2032	450	599
Series 2021A, Rev., 4.00%, 6/1/2038	790	949

Total Maryland		9,410

Massachusetts - 0.8%
Commonwealth of Massachusetts
Series 2004C, GO, AGM, 5.50%, 12/1/2022	200	214
Massachusetts Bay Transportation Authority
Series 2006-A, Rev., 5.25%, 7/1/2031	1,500	2,109
Massachusetts Development Finance Agency, Southcoast Health System Obligated Group Issue
Series 2021G, Rev., 5.00%, 7/1/2036	200	266
University of Massachusetts Building Authority
Rev., 5.00%, 11/1/2032	1,000	1,365

Total Massachusetts		3,954

Michigan - 0.5%
Avondale School District
GO, Q-SBLF, 5.00%, 11/1/2027	15	19
Eastern Michigan University, Board of Regents
Series 2017A, Rev., 5.00%, 3/1/2033	1,000	1,209
Grand Rapids Public Schools, Unlimited Tax
GO, AGM, 5.00%, 11/1/2029	5	7
Lakeview School District, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2028	10	12
Onekama Consolidated Schools
GO, AGM, 4.00%, 5/1/2025	15	17
Watervliet Public Schools, School Building and Site
GO, Q-SBLF, 5.00%, 5/1/2025	10	11
Wayne-Westland Community Schools
Series 2019, GO, Q-SBLF, 4.00%, 11/1/2031	10	12
Western Michigan University, Tax Exempt
Series 2021A, Rev., AGM, 5.00%, 11/15/2034	200	268
Series 2021A, Rev., AGM, 5.00%, 11/15/2035	200	267
Series 2021A, Rev., AGM, 5.00%, 11/15/2036	200	266
Series 2021A, Rev., AGM, 5.00%, 11/15/2037	350	465

Total Michigan		2,553

Minnesota - 0.1%
Duluth Economic Development Authority, Benedictine Health System
Series 2021A, Rev., 3.00%, 7/1/2025	100	106
Series 2021A, Rev., 3.00%, 7/1/2026	180	191
Duluth Independent School District No. 709
Series 2015B, GO, 5.00%, 2/1/2023	65	69

Total Minnesota		366

Missouri - 0.6%
City of Springfield, Public Utility
Rev., 5.00%, 8/1/2022	100	105
Health and Educational Facilities Authority of the State of Missouri, St. Luke’s Health System, Inc.
Rev., 5.00%, 11/15/2026	750	924
Rev., 5.00%, 11/15/2027	150	190
Rev., 5.00%, 11/15/2028	500	648
Rev., 5.00%, 11/15/2029	1,000	1,323

Total Missouri		3,190

Montana - 0.0%(c)
Silver Bow County School District No. 1
GO, 5.00%, 7/1/2029	5	7

Nebraska - 0.8%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2042	2,550	3,874

Nevada - 0.0%(c)
County of Clark, Nevada Improvement District No. 158
5.00%, 8/1/2034	10	12

New Jersey - 5.1%
Burlington County Bridge Commission, Government Leasing Program
Rev., 5.00%, 4/1/2029	510	665
Rev., 5.00%, 4/1/2030	435	579
County of Morris

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GO, 3.00%, 2/1/2030	20	22
New Jersey Economic Development Authority, School Facilities Construction
Series PP, Rev., 5.00%, 6/15/2029	5,000	5,636
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2028	3,000	3,593
New Jersey Transportation Trust Fund Authority, Transportation Program
Series 2013AA, Rev., 5.00%, 6/15/2036	2,500	2,704
Series 2020AA, Rev., 4.00%, 6/15/2050	1,125	1,325
Series 2020AA, Rev., 5.00%, 6/15/2050	1,000	1,267
New Jersey Turnpike Authority
Series 2017B, Rev., 4.00%, 1/1/2035	5	6
State of New Jersey, Covid-19
Series 2020A, GO, 5.00%, 6/1/2029	5,000	6,587
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 5.00%, 6/1/2027	2,800	3,500
Township of Branchburg
GO, 3.00%, 9/1/2028	40	44

Total New Jersey		25,928

New Mexico - 0.0%(c)
State of New Mexico Severance Tax Permanent Fund
Series 2018A, Rev., 5.00%, 7/1/2022	25	26

New York - 15.6%
Battery Park City Authority
Series 2019 B, Rev., 5.00%, 11/1/2039	3,010	3,943
Build NYC Resource Corp., Preparatory Charter School Project
Series 2021A, Rev., 4.00%, 6/15/2031	150	169
Series 2021A, Rev., 4.00%, 6/15/2056	225	248
City of New York, Fiscal Year 2018
Series B, Subseries B-4, GO, VRDO, LOC: Barclays Bank plc, 0.01%, 8/2/2021(b)	5,000	5,000
Series 2018-1, GO, 5.00%, 8/1/2030	20	24
City of New York, Fiscal Year 2021
SubseriesF-1, GO, 4.00%, 3/1/2040	1,020	1,243
County of St. Lawrence
GO, AGM, 3.00%, 5/15/2034	10	11
County of Suffolk
Series B, GO, AGM, 4.00%, 10/15/2024	50	56
Series B, GO, AGM, 5.00%, 10/15/2026	25	30
East Moriches Union Free School District
GO, AGM, 3.13%, 7/1/2029	25	27
Erie County Industrial Development Agency (The), School District Buffalo Project
Rev., 5.00%, 5/1/2024	40	45
Hudson Yards Infrastructure Corp., Second Indenture, Fiscal Year 2017
Series A, Rev., 5.00%, 2/15/2033	1,500	1,832
Series A, Rev., 5.00%, 2/15/2034	40	49
Island Park Union Free School District
Series 2019, GO, 4.00%, 7/15/2033	40	47
Long Island Power Authority
Series 2019-A, Rev., 3.00%, 9/1/2036	10	11
Metropolitan Transportation Authority
Series 2015F, Rev., 5.00%, 11/15/2025	15	18
Subseries C-1, Rev., 5.25%, 11/15/2028	5,000	5,961
Nassau County Interim Finance Authority, Sales Tax Secured
Series 2021A, Rev., 5.00%, 11/15/2034	1,275	1,750
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series FF, Rev., 5.00%, 6/15/2031	3,000	3,524
New York City Transitional Finance Authority Building Aid, Fiscal Year 2019
Series S-2A, Rev., 5.00%, 7/15/2032	40	51
New York City Transitional Finance Authority Future Tax Secured
Subseries 2010G-6, Rev., VRDO, LOC: Barclays Bank plc, 0.01%, 8/2/2021(b)	4,900	4,900
Series I, Rev., 3.00%, 5/1/2022	150	153
New York Convention Center Development Corp., Subordinated Lien
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,000	4,820
New York State Dormitory Authority
Series 2018A, Rev., 5.00%, 10/1/2030	875	1,069
Series 2018A, Rev., 5.00%, 7/1/2038	3,500	4,445
New York State Dormitory Authority, State Personal Income Tax, General Purpose

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series D, Rev., 4.00%, 2/15/2037	5,500	6,630
New York State Dormitory Authority, State Sales Tax
Series 2017-A, Rev., 5.00%, 3/15/2028	5	6
Series 2014A, Rev., 5.00%, 3/15/2033	1,000	1,123
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution
Series 2017A, Rev., 5.00%, 6/15/2027	3,500	4,412
Series 2017A, Rev., 5.00%, 6/15/2028	2,000	2,525
New York State Thruway Authority
Series J, Rev., 5.00%, 1/1/2025	5	6
New York State Thruway Authority, Junior Lien
Series 2016-A, Rev., 5.00%, 1/1/2025	25	29
Rev., 5.00%, 1/1/2027	125	150
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	5,475	6,848
Port Authority of New York and New Jersey, Consolidated
Series 194, Rev., 5.00%, 10/15/2041	6,500	7,665
Rensselaer City School District
Series 2016, COP, AGM, 5.00%, 6/1/2028	400	480
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2024(d)	1,890	2,182
Syracuse Industrial Development Agency, School District
Series 2019-A, Rev., 4.00%, 5/1/2034	10	12
Utility Debt Securitization Authority
Series 2013TE, Rev., 5.00%, 12/15/2028	4,000	4,459
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,709
Village of Stewart Manor, Public Improvement
GO, 5.00%, 8/1/2026	20	24
GO, 4.00%, 8/1/2028	20	24
Wellsville Central School District
GO, AGM, 5.00%, 6/15/2023	20	22

Total New York		80,732

North Carolina - 1.3%
City of Raleigh
Series 2020A, Rev., 5.00%, 6/1/2025	250	294
City of Sanford, Enterprise System
Rev., 5.00%, 6/1/2031	570	736
Mecklenburg County Public Facilities Corp.
Rev., 5.00%, 2/1/2026	10	12
North Carolina Capital Facilities Finance Agency, High Point University
Rev., 5.00%, 5/1/2029	525	676
Rev., 5.00%, 5/1/2030	560	733
Rev., 4.00%, 5/1/2032	1,000	1,224
North Carolina Medical Care Commission, The Forest at Duke Project
Rev., 4.00%, 9/1/2034	190	228
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien
Rev., AGM, 5.00%, 1/1/2029	700	856
University of North Carolina at Chapel Hill
Series 2021B, Rev., 5.00%, 12/1/2038	1,240	1,703
University of North Carolina at Greensboro
Rev., 4.00%, 4/1/2035	10	12

Total North Carolina		6,474

Ohio - 1.1%
Butler County Port Authority, Community First Solutions
Rev., 4.00%, 5/15/2038	110	131
Rev., 4.00%, 5/15/2039	110	130
Rev., 4.00%, 5/15/2040	120	142
Rev., 4.00%, 5/15/2041	125	147
City of Lakewood, Limited Tax, Various Purpose
GO, 4.00%, 12/1/2025	300	347
GO, 5.00%, 12/1/2027	350	445
County of Hamilton
Series 2021A, GO, 5.00%, 12/1/2031	1,190	1,638
Miami University
Series 2021A, Rev., 5.00%, 9/1/2035	760	1,035
Northeast Ohio Medical University
Series 2021A, Rev., 5.00%, 12/1/2030	70	90
Series 2021A, Rev., 4.00%, 12/1/2035	150	177
State of Ohio, Capital Facilities Lease Appropriation
Series 2018A, Rev., 5.00%, 4/1/2028	1,020	1,306

Total Ohio		5,588

Oklahoma - 0.9%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Rev., 5.00%, 10/1/2022	250	264
Rev., 5.00%, 10/1/2023	180	198

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 5.00%, 10/1/2025	500	591
Rev., 5.00%, 10/1/2026	500	609
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,362
Oklahoma Water Resources Board
Series 2021A, Rev., 5.00%, 10/1/2029	410	545

Total Oklahoma		4,569

Oregon - 1.8%
City of Portland
Series 2021B, Rev., 5.00%, 5/1/2032	3,685	5,046
City of Portland, Second Lien Sewer System
Series B, Rev., 4.00%, 10/1/2036	2,180	2,412
County of Marion
GO, AMBAC, 5.50%, 6/1/2023	100	110
Linn & Benton Counties, School District No. 8J, Greater Albany
GO, 5.00%, 6/15/2030	500	623
Tri-County Metropolitan Transportation District of Oregon
Series 2017-A, Rev., 5.00%, 10/1/2023	50	55
Washington Counties, Hillsborough School District No. 1J
GO, 5.00%, 6/15/2027	570	716
Yamhill County Hospital Authority
Series 2021A, Rev., 5.00%, 11/15/2056	240	281

Total Oregon		9,243

Pennsylvania - 2.2%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	350	404
Rev., 5.00%, 11/1/2028	450	518
Rev., 5.00%, 11/1/2029	150	171
Rev., 5.00%, 11/1/2030	150	170
Bucks County Industrial Development Authority, Grand View Hospital Project
Rev., 5.00%, 7/1/2036	1,225	1,567
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2024	500	566
Rev., 5.00%, 6/1/2025	630	738
Rev., 5.00%, 6/1/2026	380	460
Rev., 5.00%, 6/1/2027	500	622
Rev., 5.00%, 6/1/2028	880	1,123
Rev., 5.00%, 6/1/2029	380	481
County of Lancaster
Series 2016-A, GO, 4.00%, 5/1/2026	15	17
County of Montgomery Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 4.00%, 9/1/2043	2,000	2,308
Fairview School District
Series A, GO, 4.00%, 2/1/2028	10	11
Pennsylvania Economic Development Financing Authority, Presbyterian Senior Living
Rev., 4.00%, 7/1/2030	335	388
Sayre Health Care Facilities Authority, Guthrie Health Issue
Rev., (ICE LIBOR USD 3 Month + 0.78%), 0.87%, 9/1/2021(g)	1,895	1,898
Township of Lower Paxton
Series 2020A, GO, 4.00%, 4/1/2032	15	18

Total Pennsylvania		11,460

Rhode Island - 0.0%(c)
Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax
Series 2016A, Rev., 5.00%, 10/1/2029	10	12

South Carolina - 0.0%(c)
City of Charleston, Waterworks and Sewer System
Rev., 5.00%, 1/1/2028	15	18
Spartanburg County Tourist Public Facilities Corp.
COP, 4.00%, 4/1/2028	10	11

Total South Carolina		29

Tennessee - 3.0%
County of Coffee
Series 2021A, GO, 5.00%, 6/1/2025	105	124
Series 2021C, GO, 5.00%, 6/1/2025	110	130
Series 2021B, GO, 5.00%, 6/1/2026	150	182
Series 2021A, GO, 5.00%, 6/1/2027	120	150
Series 2021B, GO, 5.00%, 6/1/2027	160	200
Series 2021A, GO, 5.00%, 6/1/2028	125	160
Series 2021B, GO, 5.00%, 6/1/2028	165	211
Series 2021C, GO, 5.00%, 6/1/2028	460	589
Series 2021A, GO, 5.00%, 6/1/2029	135	177
Series 2021B, GO, 5.00%, 6/1/2029	175	229
Series 2021C, GO, 5.00%, 6/1/2029	490	644
Series 2021B, GO, 5.00%, 6/1/2030	180	241
Series 2021C, GO, 5.00%, 6/1/2030	215	288

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021A, GO, 5.00%, 6/1/2031	100	137
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, The Blakeford at Green Hills Corp.
Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,431
Metropolitan Government Nashville and Davidson County Health and Educational Facilities, Trevecca Nazarene University Project
Series 2021B, Rev., 4.00%, 10/1/2026(f)	150	174
Series 2021B, Rev., 4.00%, 10/1/2027(f)	195	230
Series 2021B, Rev., 4.00%, 10/1/2028(f)	200	239
Series 2021B, Rev., 4.00%, 10/1/2029(f)	200	238
Series 2021B, Rev., 4.00%, 10/1/2030(f)	105	124
Metropolitan Nashville Airport Authority (The), Subordinate Airport
Series 2019A, Rev., 5.00%, 7/1/2034	130	171
Tennessee Energy Acquisition Corp., Gas Project
Rev., 4.00%, 11/1/2025(b)	8,000	9,089

Total Tennessee		15,158

Texas - 8.0%
Bexar County Hospital District
GO, 4.00%, 2/15/2035	10	11
City of Houston, Combined Utility System, Junior Lien
Series A, Rev., AGM, 5.75%, 12/1/2032(d)	5,550	8,388
City of Houston, Public Improvement
Series 2014A, GO, 5.00%, 3/1/2030	4,000	4,471
City of Portland
GO, 3.00%, 8/15/2029	100	114
County of El Paso
GO, 5.00%, 2/15/2032	1,490	1,856
Crandall Independent School District
Series 2012A, GO, PSF-GTD, Zero Coupon, 8/15/2021	2,140	1,855
Lower Colorado River Authority
Rev., 5.00%, 5/15/2031	2,760	3,659
Lower Colorado River Authority, LCRA Transmission Services Corp. Project
Series 2020A, Rev., 5.00%, 5/15/2035	1,000	1,312
Series 2020A, Rev., 5.00%, 5/15/2036	1,000	1,308
Lower Colorado River Authority, Transmission Services Corp. Project
Rev., 5.00%, 5/15/2034	220	289
Rev., 5.00%, 5/15/2036	1,495	1,910
Rev., 5.00%, 5/15/2037	1,250	1,630
Rev., 5.00%, 5/15/2038	1,500	1,908
New Hope Cultural Education Facilities Finance Corp., Westminster Project
Rev., 4.00%, 11/1/2049	100	114
North Texas Tollway Authority System, First Tier
Series 2017A, Rev., 5.00%, 1/1/2026	200	214
Series 2017A, Rev., 5.00%, 1/1/2027	550	658
Series 2017A, Rev., 5.00%, 1/1/2030	360	427
Series 2017A, Rev., 5.00%, 1/1/2035	600	730
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	150	160
Series 2017B, Rev., 5.00%, 1/1/2027	300	358
Series 2017B, Rev., 5.00%, 1/1/2030	400	473
San Antonio Education Facilities Corp., University of the Incarnate Word
Series 2021A, Rev., 4.00%, 4/1/2037	600	723
San Jacinto College District, Limited Tax
Series 2019-A, GO, 5.00%, 2/15/2029	120	157
Stephen F Austin State University
Rev., 5.00%, 10/15/2024	200	229
Trinity River Authority, Walker-Calloway System
Rev., 5.00%, 2/1/2026	275	329
Rev., 5.00%, 2/1/2027	290	358
Rev., 5.00%, 2/1/2028	305	386
Rev., 5.00%, 2/1/2029	320	402
Rev., 5.00%, 2/1/2030	340	424
Rev., 5.00%, 2/1/2031	355	440
Tyler Independent School District
GO, PSF-GTD, 5.00%, 2/15/2028	175	217
University of Texas System (The), Board of Regents, Financing System
Series 2014B, Rev., 5.00%, 8/15/2026	5,000	6,143

Total Texas		41,653

Utah - 0.6%
University of Utah (The)
Series 2019-A, Rev., 5.00%, 8/1/2035	500	650
Utah Infrastructure Agency Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2031	500	604
Rev., 4.00%, 10/15/2033	525	629
Utah Infrastructure Agency Telecommunications and Franchise Tax

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rev., 4.00%, 10/15/2025(d)	250	288
Weber Basin Water Conservancy District
Series 2017B, Rev., 5.00%, 10/1/2030	250	315
Series 2017B, Rev., 5.00%, 10/1/2031	470	589

Total Utah		3,075

Vermont - 0.3%
State of Vermont
Series 2021B, GO, 5.00%, 8/15/2030	1,050	1,429

Virginia - 1.5%
Henrico County Economic Development Authority, Westminster Canterbury Richmond
Rev., 4.00%, 10/1/2040	330	379
Virginia Public School Authority
Series 2017C, Rev., 5.00%, 8/1/2028	500	631
Series 2021A, Rev., 5.00%, 8/1/2031	3,560	4,964
Virginia Small Business Financing Authority, The Obligated Group of National Senior Campuses, Inc.
Series 2020A, Rev., 5.00%, 1/1/2034	1,200	1,478

Total Virginia		7,452

Washington - 5.3%
Energy Northwest
Rev., 5.00%, 7/1/2026	10	12
Port of Seattle, Intermediate Lien
Series 2015B, Rev., 5.00%, 3/1/2033	3,750	4,255
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,133
State of Washington, Various Purpose
Series R-2018C, GO, 5.00%, 8/1/2034	900	1,125
Series 2021C, GO, 5.00%, 2/1/2037	5,170	6,954
University of Washington
Series 2020C, Rev., 5.00%, 4/1/2034	3,695	4,891
Series 2020C, Rev., 5.00%, 4/1/2035	500	661
Washington Health Care Facilities Authority, Providence St. Joseph Health
Series 2018B, Rev., 5.00%, 10/1/2025	1,250	1,489
Series 2018B, Rev., 5.00%, 10/1/2026	1,500	1,841
Series 2018B, Rev., 5.00%, 10/1/2027	2,500	3,158
Washington State Housing Finance Commission, Rockwood Retirement Communities Project, Tax-Exempt
Series 2020A, Rev., 5.00%, 1/1/2041(e)	1,415	1,611

Total Washington		27,130

West Virginia - 1.0%
State of West Virginia
Series 2021A, GO, 5.00%, 6/1/2032	3,600	4,935

Wisconsin - 0.9%
City of Milwaukee, Sewerage System
Series 2021-S2, Rev., 5.00%, 6/1/2029	580	764
Series 2021-S2, Rev., 5.00%, 6/1/2030	750	1,004
Public Finance Authority, Scotland Healthcare System
Series 2021A, Rev., 5.00%, 10/1/2025	695	819
Series 2021A, Rev., 5.00%, 10/1/2026	730	885
Public Finance Authority, The Carmelite System, Inc., Obligated Group
Rev., 3.25%, 1/1/2029	860	987

Total Wisconsin		4,459

TOTAL MUNICIPAL BONDS (Cost $430,498)		458,796

Investments	Shares (000)	Value ($000)

SHORT-TERM INVESTMENTS - 11.0%

INVESTMENT COMPANIES - 11.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(h)(i)(Cost $56,333)	56,305	56,333

Total Investments - 100.5% (Cost $486,831)		515,129
Liabilities in Excess of Other Assets - (0.5)%		(2,500)

Net Assets - 100.0%		512,629

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
GTD	Guaranteed
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2021.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2021.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of July 31, 2021.

Centrally Cleared Inflation-linked swap contracts outstanding as of July 31, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) $	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPI-U at termination	2.47% at termination	Receive	3/22/2031	USD 8,390	–	234	234
CPI-U at termination	2.51% at termination	Receive	6/14/2031	USD 6,328	–	100	100
CPI-U at termination	2.55% at termination	Receive	5/5/2031	USD 6,702	–	115	115
CPI-U at termination	2.55% at termination	Receive	5/5/2031	USD 3,901	–	66	66
CPI-U at termination	2.56% at termination	Receive	6/2/2031	USD 2,468	–	32	32
CPI-U at termination	2.59% at termination	Receive	5/10/2031	USD 3,961	–	49	49
CPI-U at termination	2.59% at termination	Receive	6/3/2031	USD 6,176	–	56	56
CPI-U at termination	2.61% at termination	Receive	5/10/2031	USD 2,000	–	18	18
CPI-U at termination	2.61% at termination	Receive	6/17/2026	USD 19,825	–	329	329
CPI-U at termination	2.62% at termination	Receive	7/2/2026	USD 20,726	–	283	283
CPI-U at termination	2.68% at termination	Receive	7/19/2026	USD 6,379	–	44	44
CPI-U at termination	2.70% at termination	Receive	5/25/2026	USD 5,024	–	78	78

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) $	Unrealized Appreciation (Depreciation) ($)	Value ($)
CPI-U at termination	2.71% at termination	Receive	5/24/2026	USD 14,205	(6)	226	220
CPI-U at termination	2.71% at termination	Receive	7/15/2026	USD 65,278	–	402	402
CPI-U at termination	2.71% at termination	Receive	7/29/2026	USD 8,197	–	29	29
CPI-U at termination	2.73% at termination	Receive	7/29/2026	USD 21,862	–	50	50
CPI-U at termination	2.76% at termination	Receive	5/13/2026	USD 65,545	–	867	867
CPI-U at termination	2.78% at termination	Receive	8/3/2026	USD 10,126	–	–	–
CPI-U at termination	2.82% at termination	Receive	5/12/2026	USD 4,095	–	42	42
CPI-U at termination	2.84% at termination	Receive	5/20/2026	USD 63,674	–	533	533

					(6)	3,553	3,547

CPI-U at termination	2.70% at termination	Receive	5/14/2031	USD 5,639	–	(6)	(6)
CPI-U at termination	2.79% at termination	Receive	8/2/2026	USD 77,871	–	(132)	(132)

					–	(138)	(138)

					(6)	3,415	3,409

Abbreviations
CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at July 31, 2021 was as follows:

Floating Rate Index	Value
CPI-U	2.73%

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$–	$458,796	$–	$458,796
Short-Term Investments
Investment Companies	56,333	–	–	56,333

Total Investments in Securities	$56,333	$458,796	$–	$515,129

Appreciation in Other Financial Instruments
Swaps	$–	$3,553	$–	$3,553
Depreciation in Other Financial Instruments
Swaps	–	(138)	–	(138)

Total Net Appreciation/Depreciation in Other Financial Instruments	$–	$(3,415)	$–	$(3,415)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$6,610	$263,199	$213,475	$(2)	$1	$56,333	56,305	$4	$—	(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions to manage inflation risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.